Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.8%
8,061	iShares 20+ Year Treasury Bond ETF	$1,091,863	1.9
2,514	iShares Russell 2000 ETF	555,443	1.0
8,273	Vanguard S&P 500 ETF	3,013,854	5.3
20,005	Vanguard Value ETF	2,629,857	4.6

	Total Exchange-Traded Funds
	(Cost $6,316,791)	7,291,017	12.8

MUTUAL FUNDS: 87.2%
	Affiliated Investment Companies: 87.2%
283,274	Voya High Yield Bond Fund - Class R6	2,266,194	4.0
713,667	Voya Intermediate Bond Fund - Class R6	7,315,088	12.8
30,385	Voya Large-Cap Growth Fund - Class R6	1,698,547	3.0
190,664	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,852,337	5.0
369,723	Voya Multi-Manager International Equity Fund - Class I	5,039,318	8.8
542,233	Voya Multi-Manager International Factors Fund - Class I	5,720,558	10.0
81,522	Voya Multi-Manager Mid Cap Value Fund - Class I	893,477	1.6
89,580	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,220,972	2.1
351,719	Voya U.S. Stock Index Portfolio - Class I	7,066,029	12.4
327,074	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,941,245	6.9
65,490	VY® Columbia Contrarian Core Portfolio - Class I	1,463,707	2.5
81,354	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,714,136	3.0
176,822	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,828,060	10.2
54,891	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	834,889	1.4
18,023	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,983,819	3.5

	Total Mutual Funds
	(Cost $43,481,559)	49,838,376	87.2

	Total Investments in Securities (Cost $49,798,350)	$57,129,393	100.0
	Liabilities in Excess of Other Assets	(11,085)	–
	Net Assets	$57,118,308	100.0

(1)	Non-income producing security.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,291,017	$–	$–	$7,291,017
Mutual Funds	49,838,376	–	–	49,838,376
Total Investments, at fair value	$57,129,393	$–	$–	$57,129,393

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$2,135,880	$237,485	$(73,328)	$(33,843)	$2,266,194	$29,363	$14,828	$-
Voya Intermediate Bond Fund - Class R6	6,897,950	1,027,242	(328,269)	(281,835)	7,315,088	55,831	2,314	-
Voya Large-Cap Growth Fund - Class R6	1,649,606	131,701	(59,113)	(23,647)	1,698,547	-	13,202	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,772,956	178,889	(139,279)	39,771	2,852,337	-	39,610	-
Voya Multi-Manager International Equity Fund - Class I	4,935,066	311,375	(264,915)	57,792	5,039,318	-	94,537	-
Voya Multi-Manager International Factors Fund - Class I	5,463,458	380,210	(237,051)	113,941	5,720,558	-	50,153	-
Voya Multi-Manager Mid Cap Value Fund - Class I	822,578	51,896	(76,036)	95,039	893,477	-	13,483	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,106,541	224,882	(198,091)	87,640	1,220,972	-	153	-
Voya U.S. Stock Index Portfolio - Class I	6,505,117	546,243	(316,212)	330,881	7,066,029	-	64,904	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,702,916	385,745	(127,183)	(20,233)	3,941,245	-	27,089	-
VY® Columbia Contrarian Core Portfolio - Class I	1,358,557	86,594	(57,492)	76,048	1,463,707	-	19,376	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,691,147	191,695	(266,092)	97,386	1,714,136	-	88,824	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,357,782	500,884	(229,551)	198,945	5,828,060	-	31,904	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	832,461	59,777	(40,967)	(16,382)	834,889	-	15,259	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,896,749	144,252	(92,780)	35,598	1,983,819	-	12,570	-
	$47,128,764	$4,458,870	$(2,506,359)	$757,101	$49,838,376	$85,194	$488,206	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $51,084,099.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,744,606
Gross Unrealized Depreciation	(1,699,312)
Net Unrealized Appreciation	$6,045,294